Long-Term Debt - Components of Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
ExOne [Member] | Building Note Payable to Bank through May 2017 [Member]
Debt Instrument [Line Items]
Notes payable monthly payments	$ 18
Building note payable to a bank, with monthly payment	4.00%	4.30%
Notes payable maturity	May 2017	May 2017
ExOne [Member] | Building Note Payable to Bank through May 2027 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	3.25%	3.25%
Notes payable maturity	May 2027	May 2027
ExOne [Member] | Building Note Payable to Unrelated Entity through June 2014 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payment	6.00%	6.00%
Notes payable maturity	June 2014	June 2014
Lone Star Metal Fabrication, LLC [Member] | Building Note Payable to Bank through July 2014 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payment	7.00%	7.00%
Notes payable maturity	July 2014	July 2014
Lone Star Metal Fabrication, LLC [Member] | Equipment note payable to bank through July 2014 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payment		7.00%
Notes payable maturity		July 2014
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through December 2017 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	3.00%	3.00%
Building note payable to a bank, with monthly effective percentage		3.21%
Notes payable maturity	December 2017	December 2017
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through December 2016 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payment	4.83%	4.83%
Notes payable maturity	December 2016	December 2016
Troy Metal Fabricating, LLC [Member] | Equipment Line of Credit to Bank through December 2016 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	2.75%	2.75%
Building note payable to a bank, with monthly effective percentage		2.96%
Notes payable maturity	December 2016	December 2016
Troy Metal Fabricating, LLC [Member] | Building Note Payable to Bank through April 2013 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	2.45%	2.45%
Building note payable to a bank, with monthly effective percentage		2.66%
Interest rate swap	6.80%	6.80%
Notes payable maturity	April 2013	April 2013
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through January 2014 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	2.75%	2.75%
Building note payable to a bank, with monthly effective percentage		2.96%
Interest rate swap	6.68%	6.68%
Notes payable maturity	January 2014	January 2014
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through April 2013 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	2.75%	2.75%
Building note payable to a bank, with monthly effective percentage		2.96%
Notes payable maturity	April 2013	April 2013